Earning Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of basic and diluted EPS calculations
The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	2020	2019	2018
Loss attributable to the parent entity	(22,264)	(19,363)	(5,661)
Effects of the settlement of preference shares classified as equity	33	15	29
Loss attributable to ordinary equity holders of the parent entity	(22,231)	(19,348)	(5,632)
Weighted average number of ordinary shares	164,605,952	128,597,975	92,999,825
Basic and diluted loss per share (RUB)	(135.1)	(150.4)	(60.6)